UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP/Midstream Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 164.4%
Equity Investments(1) — 164.4%
United States — 158.5%
Midstream MLP(2) — 111.1%
Andeavor Logistics LP	919	$32,335
Antero Midstream Partners LP(3)	367	8,858
BP Midstream Partners LP	2,556	41,893
Buckeye Partners, L.P.(4)	4,989	157,039
Cheniere Energy Partners, L.P.	1,552	68,805
CNX Midstream Partners LP	729	11,310
Crestwood Equity Partners LP	1,387	43,999
DCP Midstream, LP	2,577	83,049
Enable Midstream Partners, LP	580	8,625
Energy Transfer LP	25,132	371,695
Enterprise Products Partners L.P.	16,922	467,896
EQT Midstream Partners, LP	695	27,016
Global Partners LP	1,166	22,161
Hess Midstream Partners LP	123	2,808
Magellan Midstream Partners, L.P.	2,282	138,932
MPLX LP	5,096	168,981
MPLX LP — Convertible Preferred Units(5)(6)(7)	2,255	84,126
Noble Midstream Partners LP	205	6,887
Phillips 66 Partners LP	1,058	51,893
Plains All American Pipeline, L.P.(4)	8,261	192,804
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(6)(8)	1,622	37,864
Shell Midstream Partners, L.P.	4,958	88,649
Sprague Resources LP	413	6,462
Summit Midstream Partners, LP	922	9,753
Western Midstream Partners, LP(9)	6,496	217,357

		2,351,197

Midstream Company — 45.0%
Antero Midstream GP LP(3)	1,170	14,941
EnLink Midstream, LLC(10)	5,621	62,677
Kinder Morgan, Inc.	1,681	32,204
ONEOK, Inc.	4,763	306,097
SemGroup Corporation	625	9,837
Tallgrass Energy, LP	3,307	74,836
Targa Resources Corp.	3,844	154,671
The Williams Companies, Inc.	11,120	296,799

		952,062

Shipping MLP — 2.4%
Capital Product Partners L.P. — Class B Units(5)(6)(11)	3,636	32,727
GasLog Partners LP	361	7,980
KNOT Offshore Partners LP	540	9,774

		50,481

Total United States (Cost — $2,777,238)		3,353,740

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Canada — 5.9%
Midstream Companies — 5.9%
Enbridge Inc.	1,362	$50,364
Pembina Pipeline Corporation	826	30,265
TransCanada Corporation	1,012	45,252

Total Canada (Cost — $121,869)		125,881

Total Long-Term Investments (Cost — $2,899,107)		3,479,621

Short-Term Investment — Money Market Fund — 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 2.28%(12) (Cost — $34,420)	34,420	34,420

Total Investments — 166.0% (Cost — $2,933,527)		3,514,041

Debt		(776,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(317,000)
Deferred Income Tax Liability		(295,374)
Income Tax Receivable		5,778
Other Liabilities in Excess of Other Assets		(15,390)

Net Assets Applicable to Common Stockholders		$2,116,055

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies and affiliates of master limited partnerships.

(3)

On March 12, 2019, Antero Midstream GP LP (“AMGP”) and Antero Midstream Partners LP (“AM”) completed their previously announced merger whereby AMGP acquired all of the outstanding AM common units. In connection with the transaction, AMGP converted into a corporation and the combined entity was renamed Antero Midstream Corporation with its shares trading under the ticker symbol “AM”.

(4)	The Company believes that it is an affiliate of Buckeye Partners, L.P. (“BPL”), Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”).

(5)	Fair valued security.

(6)

The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2019, the aggregate value of restricted securities held by the Company was $154,717 (4.4% of total assets), which included $37,864 of Level 2 securities and $116,853 of Level 3 securities.

(7)

On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution at the higher of (a) $0.528125 per unit or (b) the distribution that the MPLX Convertible Preferred Units would receive on an as converted basis. Holders of the MPLX Convertible Preferred Units may convert on a one-for-one basis to MPLX common units any time after May 13, 2019.

(8)

The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2019, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s)

(UNAUDITED)

(9)

On February 28, 2019, Western Gas Partners, LP (“WES”) and Western Gas Equity Partners, LP (“WGP”) completed their previously announced merger whereby WGP acquired all of the publicly-held common units of WES in a unit-for-unit exchange. Immediately following the merger, WGP changed its name to Western Midstream Partners, LP with its units trading under the ticker symbol “WES”.

(10)

On January 25, 2019, EnLink Midstream, LLC (“ENLC”) and EnLink Midstream Partners, LP (“ENLK”) completed their previously announced merger whereby ENLC acquired all common units of ENLK that ENLC did not previously own.

(11)

Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). On March 27, 2019, CPLP and DSS Holdings L.P. (“DSS”) completed their previously announced combination whereby CPLP spun off its crude and product tanker business into a separate publicly listed company, which merged with DSS. In connection with this transaction, all of the Company’s CPLP Class B Units were redeemed for cash at $9.00 per unit.

(12)	The rate indicated is the current yield as of February 28, 2019.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2019, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)

Plains GP Holdings, L.P. —
Plains AAP, L.P.	(2)	(3)	1,622	$5,226	$37,864	$23.34	1.8%	1.1%
Level 3 Investments(4)

Capital Product Partners L.P.
Class B Units	(2)	(5)	3,636	$17,172	$32,727	$9.00	1.5%	0.9%
MPLX LP
Convertible Preferred Units	5/13/16	(5)	2,255	72,217	84,126	37.30	4.0	2.4

Total				$89,389	$116,853		5.5%	3.3%

Total of all restricted securities				$94,615	$154,717		7.3%	4.4%

(1)

The Company values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of February 28, 2019, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

(2)	Security was acquired at various dates in current and/or prior fiscal years.

(3)

The Company’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. Upon exchange, the PAGP shares or the PAA units will be freely tradable.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

At February 28, 2019, the cost basis of investments for federal income tax purposes was $2,191,358. At February 28, 2019, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,436,057
Gross unrealized depreciation	(113,374)

Net unrealized appreciation	$1,322,683

The cost basis for federal income tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2019, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$3,479,621	$3,324,904	$37,864	(1)	$116,853
Short-term investments	34,420	34,420	—		—

Total assets at fair value	$3,514,041	$3,359,324	$37,864		$116,853

(1)

The Company’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2019, the Company’s PAGP-AAP investment is valued at PAA’s closing price. The Company categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2019.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2019.

Equity Investments
Balance — November 30, 2018	$139,645
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	(23,333)
Realized gains (losses)	—
Unrealized gains (losses), net	541

Balance — February 28, 2019	$116,853

The transfers out of $23,333 relate to the Company’s investment in Dominion Midstream Partners, LP, convertible preferred units that were converted to common units during the first quarter of 2019. The Company utilizes the beginning of the reporting period method for determining transfers between levels.

The $541 of net unrealized gains relate to investments that were still held at the end of the reporting period.

As of February 28, 2019, the Company held no derivative instruments, and during the three months ended February 28, 2019, the Company did not have any activity involving derivative instruments.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2019, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Midstream Energy Companies(1)	100.0%
Largest single issuer	13.4%
Restricted securities	4.4%

(1)

Comprised of energy-related partnerships and their affiliates (collectively, “master limited partnerships” or “MLPs”) and other companies that, as their principal business, operate assets used in the gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 25, 2019 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: April 25, 2019

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer, Treasurer and Assistant Secretary
Date: April 25, 2019